SHARE-BASED COMPENSATION (Summary of Stock Option Activity) (Details) (Stock Options [Member], USD $)	12 Months Ended
Dec. 31, 2013
2001 Plan [Member]
Number of Shares
Outstanding at December 31, 2012	22,736
Exercised	(21,732)
Expired	(1,004)
Outstanding at December 31, 2013
Vested and expected to vest at December 31, 2013
Exercisable at December 31, 2013
Weighted Average Exercise Price
Outstanding at December 31, 2012	$ 1.53
Exercised	$ 1.53
Expired	$ 1.53
Outstanding at December 31, 2013
Vested and expected to vest at December 31, 2013
Exercisable at December 31, 2013
Weighted Average Remaining Contractual Term
Outstanding at December 31, 2013
Vested and expected to vest at December 31, 2013
Exercisable at December 31, 2013
Aggregated Intrinsic Value
Outstanding at December 31, 2013
Vested and expected to vest at December 31, 2013
Exercisable at December 31, 2013
2004 Plan [Member]
Number of Shares
Outstanding at December 31, 2012	343,322
Exercised	(84,546)
Forfeited	(3,752)
Expired	(1,434)
Outstanding at December 31, 2013	253,590
Vested and expected to vest at December 31, 2013	238,590
Exercisable at December 31, 2013	153,590
Weighted Average Exercise Price
Outstanding at December 31, 2012	$ 5.86
Exercised	$ 4.13
Forfeited	$ 5.33
Expired	$ 10.46
Outstanding at December 31, 2013	$ 6.42
Vested and expected to vest at December 31, 2013	$ 6.27
Exercisable at December 31, 2013	$ 4.86
Weighted Average Remaining Contractual Term
Outstanding at December 31, 2013	4 years 7 months 24 days
Vested and expected to vest at December 31, 2013	4 years 6 months
Exercisable at December 31, 2013	3 years 1 month 28 days
Aggregated Intrinsic Value
Outstanding at December 31, 2013	969
Vested and expected to vest at December 31, 2013	948
Exercisable at December 31, 2013	827
2009 Plan [Member]
Number of Shares
Outstanding at December 31, 2012	2,963,034
Granted	41,000
Exercised	(688,176)
Forfeited	(551,188)
Expired	(7,636)
Outstanding at December 31, 2013	1,757,034
Vested and expected to vest at December 31, 2013	1,599,742
Exercisable at December 31, 2013	346,892
Weighted Average Exercise Price
Outstanding at December 31, 2012	$ 6.82
Granted	$ 7.33
Exercised	$ 5.00
Forfeited	$ 7.50
Expired	$ 8.19
Outstanding at December 31, 2013	$ 7.32
Vested and expected to vest at December 31, 2013	$ 7.32
Exercisable at December 31, 2013	$ 5.68
Weighted Average Remaining Contractual Term
Outstanding at December 31, 2013	2 years 6 months 4 days
Vested and expected to vest at December 31, 2013	2 years 6 months 4 days
Exercisable at December 31, 2013	1 year 3 months 11 days
Aggregated Intrinsic Value
Outstanding at December 31, 2013	5,146
Vested and expected to vest at December 31, 2013	4,689
Exercisable at December 31, 2013	$ 1,580